Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Revenues
Software	$ 2,346,310	$ 2,024,916	$ 7,148,964	$ 6,174,102
Consulting	692,584	216,897	2,248,947	826,777
Other	31,652	86,067	171,727	200,312
Total revenues	3,070,546	2,327,880	9,569,638	7,201,191
Cost of revenues	1,420,909	1,166,482	4,457,110	3,550,612
Gross profit	1,649,637	1,161,398	5,112,528	3,650,579
Operating expenses
Product development	1,632,353	1,001,394	4,024,743	2,877,869
Selling, general and administrative	5,500,837	2,663,171	13,881,055	7,440,115
Total operating expenses	7,133,190	3,664,565	17,905,798	10,317,984
Loss from operations	(5,483,553)	(2,503,167)	(12,793,270)	(6,667,405)
Other income (expense)
Interest	33,522	20,914	158,762	69,265
Other	(124)	(7,850)	(254)	17,983
Total other income	33,398	13,064	158,508	87,248
Net loss	(5,450,155)	(2,490,103)	(12,634,762)	(6,580,157)
Net loss attributable to noncontrolling interests in consolidated subsidiary	101,175		101,175
Net loss attributable to Akerna stockholders	$ (5,348,980)	$ (2,490,103)	$ (12,533,587)	$ (6,580,157)
Basic and diluted weighted average common stock outstanding	12,469,737	6,022,026	11,299,997	5,843,334
Basic and diluted net loss per common share	$ (0.43)	$ (0.41)	$ (1.11)	$ (1.13)